Issued Capital - Additional Information (Detail) - TWD ($)			12 Months Ended
	Oct. 31, 2016	Jun. 17, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	May 12, 2016	Feb. 04, 2016	Aug. 10, 2015	Dec. 31, 2014
Disclosure of classes of share capital [line items]
Ordinary shares par value				$ 10
Number of shares issued in order to exchange for the shares of ThaiLin		35,932,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued in order to exchange for the shares of ThaiLin		35,932,000	35,932,000
Maximum value of shares approved for repurchase						$ 600,000,000	$ 600,000,000	$ 826,800,000
Number of shares repurchased, retired and cancelled under share repurchase program			20,000,000
Number of shares repurchased under share repurchase program				30,000,000	30,000,000
Number of shares issued			896,206,000	886,297,000	886,966,000				864,619,000
Number of shares represented by each unit of ADS	20
Number of shares outstanding				188,630,000
American depositary share (each representing 20 common shares) [member]
Disclosure of classes of share capital [line items]
Number of shares issued	25,620,267
Number of shares represented by each unit of ADS	20
Number of shares outstanding				9,431,486